Nature of Operations and Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Antidilutive securities	3,731,711	2,467,642	2,918,470	922,444
Convertible Preferred Stock [Member]
Antidilutive securities	981,378	670,475	944,932	148,647
Stock Options [Member]
Antidilutive securities	290,380	181,550	249,912	180,240
Warrants [Member]
Antidilutive securities	2,459,953	1,615,617	1,723,626	593,557